Subsequent Events - Additional Information (Detail) (USD $)	9 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Sep. 30, 2014	Apr. 21, 2014	Sep. 30, 2014	Jan. 31, 2014	Dec. 01, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Proceeds from initial public offering net	$ 62,842,000
Total long-term debt (including current portion)	27,186,000		27,186,000			81,965,000	74,743,000
Oerating leases	15,855,000		15,855,000			8,304,000
2021 Consolidated Loan [Member]
Subsequent Event [Line Items]
Total long-term debt (including current portion)	27,200,000		27,200,000
Debt instrument, interest rate	4.75%		4.75%
Debt instrument maturity date	Jun. 01, 2021
Vest 50% upon reaching a total enterprise value of $1.4 billion [Member]
Subsequent Event [Line Items]
Enterprise value						1,400,000,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Repayment of debt		3,300,000
Subsequent Events [Member] | 2021 Consolidated Loan [Member]
Subsequent Event [Line Items]
Total long-term debt (including current portion)	27,186,000		27,186,000
Debt instrument, interest rate	4.75%		4.75%
Debt instrument maturity date			May 30, 2021
Subsequent Events [Member] | IPO [Member]
Subsequent Event [Line Items]
Issuance of common stock related to IPO		7,641,750
Issuance of common stock price per share related to IPO		$ 15.00
Proceeds from initial public offering		69,100,000
Proceeds from initial public offering net		64,300,000
Repayment of debt		64,300,000
Subsequent Events [Member] | IPO [Member] | Company [Member]
Subsequent Event [Line Items]
Issuance of common stock related to IPO		4,606,882
Subsequent Events [Member] | IPO [Member] | Selling Shareholders' [Member]
Subsequent Event [Line Items]
Issuance of common stock related to IPO		3,034,868
Subsequent Events [Member] | Non Cancellable Operating Leases [Member]
Subsequent Event [Line Items]
Number of new office leases				14
Oerating leases				9,500,000
Subsequent Events [Member] | Non Cancellable Operating Leases [Member] | Minimum [Member]
Subsequent Event [Line Items]
Lease term				1 year
Subsequent Events [Member] | Vest 50% upon reaching a total enterprise value of $1.4 billion [Member]
Subsequent Event [Line Items]
Stock issued during period upon vesting of restricted stock, shares					2,723,233
Enterprise value					$ 1,400,000,000